Dividends and other reserves - Schedule of dividends (Details) - GBP (£) £ / shares in Units, £ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2022	Jun. 30, 2021
Share Capital, Reserves And Other Equity Interest [Abstract]
Final dividend for the year ended 30 June 2022 of 46.82 pence per share (2021 - 44.59 pence)	£ 1,066	£ 1,040
Final dividend per share (in GBP per share)			£ 0.4682	£ 0.4459